IMPAIRMENT OF LONG-LIVED ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	R$ 7,033,696	R$ 7,882,628
Fixed Assets, Net
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	6,963,604	7,565,468
Intangible assets, Net
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	70,092	317,160
Generation
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	6,964,625	7,566,340	R$ 7,362,856	R$ 7,664,371
Generation | Fixed Assets, Net
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	6,963,604	7,565,468
Generation | Intangible assets, Net
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	1,021	872
Administration
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	69,071	316,288
Administration | Intangible assets, Net
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment Loss recognized	R$ 69,071	R$ 316,288